Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 1,996	€ 1,248	€ 827
Marketable equity investments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	10.00%	10.00%	10.00%
Downward shift, assets (in percent)	10.00%	10.00%	10.00%
Upward shift, assets	€ 156	€ 65	€ 56
Downward shift, assets	€ (156)	€ (65)	€ (56)
Share-based payment expenses | Equity Price
FINANCIAL RISK FACTORS
Upward shift, liabilities (in percent)	20.00%	20.00%	20.00%
Downward shift, liabilities (in percent)	20.00%	20.00%	20.00%
Upward shift, liabilities	€ (298)	€ (279)	€ (371)
Downward shift, liabilities	307	262	337
Offsetting gains from hedging instruments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets	48	57	65
Downward shift, assets	€ 46	€ 44	€ 46